NOTE 16 - DERIVATIVE FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
NOTE 16 - DERIVATIVE FINANCIAL INSTRUMENTS

NOTE 16 – DERIVATIVE FINANCIAL INSTRUMENTS

The Company applies the provisions of ASC Topic 815-40, Contracts in Entity’s Own Equity (“ASC Topic 815-40”), under which convertible instruments and warrants, which contain terms that protect holders from declines in the stock price (reset provisions), may not be exempt from derivative accounting treatment. As a result, certain warrants that were issued as a part of a bridge financing in 2017 were initially recorded as a liability at fair value and were revalued at fair value at each reporting date in 2017, including the period ending December 31, 2017. As of November 2017, the company had issued 433,069 warrants in connection with a debt financing of $2,105,263. The warrants were for a five-year term and were exercisable initially at $5.25 per share and carried a re-pricing feature in the event that the stock price declined prior to repayment of the underlying debt instrument. These warrants were cancelled as agreed with the investor as part of the Private Offering.

The Company re-calculated the estimated fair values of the liabilities for warrant derivative instruments at March 31, June 30, September 30 and November 24, 2017 and at the warrant issuance dates of January 25, 2017 through August 22, 2017 with the Black Scholes Pricing Model (“BSM”) option pricing model and Monte Carlo simulations using the closing prices of the Company’s common stock ranging from $1.05 to $8.75 and the ranges for volatility, expected term and risk-free interest indicated below that follows (BSM inputs only). The Monte Carlo simulations were used to determine a range of expected volatilities and the implied volatility used was determined with a correlation to the highest probability results from that simulation. Thus, for the year ended December 31, 2017, the Company recognized a gain from the change in derivative liability of $2,743,686 included in the statement of operations under Other Income (Expense), Warrant Derivative Gain related to these warrant derivative instruments.

BSM Inputs
Warrants
	During the year ending December 31, 2018	During the year ending December 31, 2017
Expected Volatility	—	37% to 144%
Expected Remaining Term	—	4.07 years to 5.00 years
Risk Free Interest Rate	—	1.80% to 2.13%